Business Segment Information - Schedule of Reconciliation of Total Segment Operating Income to Income from Continuing Operations before Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 2,628,601,000	$ 2,175,249,000	$ 2,340,731,000
Gains from antitrust litigation settlements	236,400,000	170,900,000	239,100,000
LIFO credit (expense)	76,875,000	52,168,000	(204,595,000)
Litigation and opioid-related (expenses) credit, net	(60,671,000)	(227,070,000)	24,693,000
Acquisition-related deal and integration expenses	(291,044,000)	(103,001,000)	(139,683,000)
Restructuring and other expenses	(229,422,000)	(233,629,000)	(229,884,000)
Goodwill impairment	(723,884,000)	(418,000,000)	0
Other loss (income), net	78,717,000	14,283,000	(49,036,000)
Interest expense, net	291,548,000	156,991,000	228,931,000
Income before income taxes	2,258,336,000	2,003,975,000	2,160,836,000
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	4,222,973,000	3,648,256,000	3,289,121,000
Segment reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains from antitrust litigation settlements	236,372,000	170,904,000	239,092,000
LIFO credit (expense)	76,876,000	52,168,000	(204,595,000)
Türkiye highly inflationary impact	(49,571,000)	(54,087,000)	(86,967,000)
Acquisition-related intangibles amortization	(553,028,000)	(660,292,000)	(551,046,000)
Litigation and opioid-related (expenses) credit, net	(60,671,000)	(227,070,000)	24,693,000
Acquisition-related deal and integration expenses	(291,044,000)	(103,001,000)	(139,683,000)
Restructuring and other expenses	(229,422,000)	(233,629,000)	(229,884,000)
Goodwill impairment	$ (723,884,000)	$ (418,000,000)	$ 0